Loss Per Share - Summary of Earnings Per Share (Detail) - $ / shares	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Earnings Per Share [Abstract]
Basic and diluted loss per share	$ (0.11)	$ (0.21)